UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2005
                                                   -------------

Check here if Amendment  (         ) ;   Amendment Number:_____________
This Amendment    (Check only one.)  :   (     )     is a restatement.
                                         (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Atlas Advisers, Inc.
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Address:     794 Davis Street
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             San Leandro, CA 94577-6900
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Form 13F File Number:   28-11000
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        W. Lawrence Key
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Title:       President,  Atlas Advisers, Inc.
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Phone:       510-297-7432
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Signature, Place, and Date of Signing:

/s/ W. Lawrence Key            San Leandro, CA               8/3/05
----------------------         ---------------------         ------------
(Signature)                    (City, State)                 (Date)

Report Type     (Check only one.):

(     )   13F HOLDINGS REPORT.   (Check here if all holdings of this
          reporting manager are reported in this report.)

(  X  )   13F NOTICE.   (Check here if no holdings reported are in this report,
          and all holdings are reported by other reporting manager(s).)

(     )   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
          this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

NO.         FORM 13F FILE NUMBER      NAME OF SUB-ADVISER
---         --------------------      -------------------

1.          028-10068                 Hotchkis & Wiley Capital Management, LLC
2.          028-03477                 Madison Investment Advisors, Inc.
3.          028-203                   OppenheimerFunds, Inc.
4.          028-02924                 Turner Investment Partners, Inc.
5.          028-04884                 Renaissance Investment Management
6.          028-06325                 New York Life Investment Management LLC